Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

Our accounting and reporting policies conform to U.S. generally accepted accounting principles (“GAAP”) and to general practices within the banking industry. The following is a description of the more significant of those policies.

Consolidation and Basis of Presentation

Our consolidated financial statements include the accounts of the International Bancshares Corporation, its wholly owned Subsidiary Banks and its wholly owned non-bank subsidiaries, IBC Trading Company, Premier Tierra Holdings, Inc., IBC Charitable and Community Development Corporation, IBC Capital Corporation and Diamond Beach Holdings, LLC.  All significant inter-company balances and transactions have been eliminated in consolidation.

We, through our Subsidiary Banks, are primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile, and other installment and term loans. Our primary markets are north, south, central, and southeast Texas and the state of Oklahoma. Each of our Subsidiary Banks is highly active in facilitating international trade along the United States border with Mexico and elsewhere. Although our loan portfolio is diversified, the ability of our debtors to honor their contracts is primarily dependent upon the economic conditions in our trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. We are subject to the regulations of certain federal agencies as well as the Texas Department of Banking and the Oklahoma Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

We own one insurance-related subsidiary, IBC Insurance Agency, Inc., a wholly owned subsidiary of our Subsidiary Bank, International Bank of Commerce, Laredo. The insurance-related subsidiary does not conduct underwriting activities.

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for credit losses (“ACL”).

Subsequent Events

We have evaluated all events or transactions that occurred through the date we issued these financial statements. During this period, we did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

We classify debt securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as “held-to-maturity” and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity but are intended to be held for an indefinite period of time are classified as “available-for-sale” or “trading” and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as “trading,” while unrealized holding gains and losses related to those securities classified as “available-for-sale” are excluded from net income and reported net of tax as other comprehensive income (loss) and in shareholders’ equity as accumulated other comprehensive income (loss) until realized. Unrealized gains and losses related to equity securities with readily determinable fair values are included in net income. Available-for-sale and held-to-maturity debt securities in an unrealized loss position are evaluated for the underlying cause of the loss. In the event that the deterioration in value is attributable to credit related reasons, then the amount of credit-related impairment would be recorded as a charge to our ACL with subsequent changes in the amount of impairment, up or down, also recorded through our ACL. The exception to this process will occur if we intend to sell an impaired available-

for-sale debt security or if we will more likely than not be required to sell a credit impaired available-for-sale debt security prior to the value recovering to the security’s amortized cost. In those situations, the entire credit-related impairment amount would be required to be recognized in earnings. We have evaluated the debt securities classified as available-for-sale and held-to-maturity at December 31, 2023 and have determined that no debt securities in an unrealized loss position are arising from credit related reasons and have therefore not recorded any allowances for debt securities in our ACL for the periods. We did not maintain any trading securities during the three-year period ended December 31, 2023.

Mortgage-backed securities held at December 31, 2023 and 2022 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. government or its agencies including Freddie Mac, Fannie Mae, Ginnie Mae or other non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. government. Investments in residential mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae or Freddie Mac are rated consistently as AAA rated securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

Premiums and discounts are amortized using the level yield or “interest method” over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) our intent to hold and our determination of whether we will more likely than not be required to sell the security prior to a recovery in fair value. If we determine that (i) we intend to sell the security or (ii) it is more likely than not that we will be required to sell the security before it’s anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and our amortized cost of the security. If we determine that we (i) do not intend to sell the security and (ii) we will not be more likely than not required to sell the security before it’s anticipated recovery, the other-than-temporary impairment is segregated into its two components (i) the amount of impairment related to credit loss and (ii) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Equity Securities

Equity securities with readily determinable fair values at December 31, 2023 and December 31, 2022 consist primarily of Community Reinvestment Act funds. Unrealized gains and losses on the equity securities are recognized in net income.

Provision and Allowance for Credit Losses

Our ACL is based on an expected credit loss model that recognizes credit losses over the life of a financial asset. Expected credit losses capture historical information, current conditions, and reasonable and supportable forecasts of future conditions. The ACL is deducted from the amortized cost of an instrument to present the net amount expected to be collected on the financial asset. Our ACL primarily consists of the aggregate ACL estimates of our Subsidiary Banks. The estimates are established through charges to operations in the form of charges to provisions for credit loss expense. Loan losses or recoveries are charged or credited directly to the ACL. The ACL of each Subsidiary Bank is maintained at a level considered appropriate by management, based on estimated current expected credit losses in the current loan portfolio, including information about past events, current conditions, and reasonable and supportable forecasts.

Our management continually reviews the ACL of the Subsidiary Banks using the amounts determined from the estimates established on specific doubtful loans, the estimate established on quantitative historical loss percentages, and the estimate based on qualitative current conditions and reasonable and supportable two-year forecasted data. Our methodology reverts to the average lifetime loss-rate beyond the forecast period when we can no longer develop reasonable and supportable forecasts. Should any of the factors considered by management in evaluating the adequacy of the estimate for current expected credit losses change, our estimate of current expected credit losses could also change, which could affect the level of future credit loss expense. While the calculation of our ACL utilizes management’s best judgment and all information reasonably available, the adequacy of the ACL is dependent on a variety of factors beyond our control, including, among other things, the performance of the entire loan portfolio, the economy, government actions, changes in interest rates, and the view of regulatory authorities towards loan classifications.  We believe that the allowance for probable loan losses is adequate.

The Subsidiary Banks charge-off that portion of any loan which management considers to represent a loss as well as that portion of any other loan which is classified as a “loss” by bank examiners. Commercial, financial, and agricultural or real estate loans are generally considered by management to represent a loss, in whole or part, (i) when an exposure beyond any collateral coverage is apparent, (ii) when no further collection of the portion of the loan so exposed is anticipated based on actual results, (iii) when the credit enhancements, if any, are not adequate, and (iv) when the borrower’s financial condition would indicate so. Generally, unsecured consumer loans are charged-off when 90 days past due.

Loans

Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are accreted or amortized over the life of the loan using the interest method. We originate mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Doubtful Loans

Doubtful loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Doubtful loans are measured based on (i) the present value of expected future cash flows discounted at the loan’s effective interest rate; (ii) the loan’s observable market price; or (iii) the fair value of the collateral if the loan is collateral dependent. Substantially all our doubtful loans are measured at the fair value of the collateral. In limited cases, we may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Troubled Loan Modifications

We adopted the provisions of Accounting Standards Update No. 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”) on January 1, 2023.  ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings (“TDR”) in existing guidance and enhances disclosure requirements for certain loan refinancings and restructurings when a borrower is experiencing financial difficulty.  We occasionally provide modifications to borrowers experiencing financial difficulties.  Modifications may include certain concessions that we evaluate under ASU 2022-02 to determine the need for disclosure.  Concessions to borrowers experiencing financial difficulties that would require disclosure include principal forgiveness, term extension, an other-than-insignificant payment delay, an interest rate reduction or a combination of these concessions, collectively referred to as troubled loan modifications. In accordance with the provisions of ASU 2022-02, we ceased recognition of TDR loans after adopting ASU 2022-02 on January 1, 2023.  Prior to the adoption of ASU 2022-02, TDR loans were those loans where, for reasons related to a borrower’s difficulty to repay a loan, we granted a concession to the borrower that we would not have normally considered in the normal course of business. Short term-deferrals were not considered a TDR.  The terms that may have been modified included a reduction in the original stated interest rate, an extension of the original maturity of the loan, a renewal of the loan at an interest rate below current market rates, a reduction in the principal amount of debt outstanding, a reduction in accrued interest or deferral of interest payments. A loan classified as a TDR is classified as a doubtful loan and included in the doubtful loan totals. A TDR loan may be returned to accrual status when the loan is brought current, has performed in accordance with the restructured terms for a reasonable period of time, is at the current market rate, and the ultimate collectability of the outstanding principal and interest is no longer questionable. However, although those loans may be placed back on accrual status, they will continue to be classified as doubtful. Consistent with regulatory guidance, a TDR loan that is subsequently modified, but has shown sustained performance and classification as a TDR, will be removed from TDR status provided that the modified terms were market-based at the time of modification.

Non-Accrual Loans

The non-accrual loan policy of our Subsidiary Banks is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges-off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a Subsidiary Bank has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management’s opinion, the debtor’s financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned and Repossessed Assets

Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Other real estate is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell such property (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the ACL, if necessary. Any subsequent write-downs are charged against other non-interest expense through a valuation allowance. Other real estate owned totaled approximately $26,728,000 and $30,144,000 at December 31, 2023 and 2022, respectively. Other real estate owned is included in other assets. Repossessed assets consist primarily of non-real estate assets acquired by foreclosure. Prior to foreclosure, the value of the underlying loan is written down to the fair value of the asset to be repossessed by a charge to the ACL, if necessary. Repossessed assets are included in other assets on the consolidated financial statements and totaled approximately $236,000 and $4,637,000 at December 31, 2023 and 2022, respectively.

Bank Premises and Equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized. We primarily own all the property we occupy, with the exception of certain branches operating in grocery store or retail shopping centers and certain ATM locations, which are all under operating leases as classified under guidance prior to the issuance of ASU 2016-02, “Leases (Topic 842).”

Other Investments

Other investments include equity investments in non-financial companies, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Revenue Recognition

Our revenue is primarily comprised of net interest income on financial assets and liabilities, which are excluded from the scope of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” The remaining non-interest revenue streams were identified and then analyzed under the provisions of the update, to:  (i) identify the contract, (ii) identify the performance obligation, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when the performance obligation was satisfied. Our non-interest revenue contracts with customers are primarily short term and our performance obligation is satisfied at a single point in time, typically within a single period. No changes to our existing methods for recognizing revenue were made as a result of the accounting standards update.

Income Taxes

Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. We file a consolidated federal income tax return with our subsidiaries.

Recognition of deferred tax assets is based on management’s assessment that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

We evaluate uncertain tax positions at the end of each reporting period. We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2023 and 2022, respectively, after evaluating all uncertain tax positions, we have recorded no liability for unrecognized tax benefits at the end of the reporting period. We would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2023, 2022, and 2021, we recognized no interest expense or penalties related to uncertain tax positions.

We file consolidated tax returns in the U.S. federal jurisdiction and various state jurisdictions. We are no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2020.

Stock Options and Stock Appreciation Rights

Compensation expense for stock-based awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options and stock appreciation rights granted was estimated using a Black-Scholes-Merton pricing model. These models were developed for use in estimating the fair value of publicly traded options and stock appreciation rights that have no vesting restrictions and are fully transferable. Additionally, these models require the input of highly subjective assumptions. Because our employee stock options and stock appreciation rights have characteristics significantly different from those of publicly traded options and appreciation rights, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion, the Black-Scholes-Merton pricing models do not necessarily provide a reliable single measure of the fair value of our stock options and stock appreciation rights.

Net Income Per Share

Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2023, after completing goodwill testing, we have determined that no goodwill impairment exists.

Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. Our identified intangible assets relate to core deposits and contract rights. As of December 31, 2023, we have determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, we consider all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, we report transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

We account for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, we recognize the financial and servicing assets we control and liabilities we have incurred, derecognize financial assets when control has been surrendered and derecognize liabilities when extinguished. We have retained mortgage servicing rights in connection with the sale of mortgage loans. Because we may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

We operate as one segment. The operating information used by our chief executive officer for purposes of assessing performance and making operating decisions is the consolidated financial statements presented in this report. We have five active operating subsidiaries, namely, the Subsidiary Banks. We apply the provisions of ASC Topic 280, “Segment Reporting,” in determining our reportable segments and related disclosures.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising

Advertising costs are expensed as incurred.

Reclassifications

Certain amounts in the prior year’s presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or shareholders’ equity.

New Accounting Standards

  In December 2019, the FASB issued Accounting Standards Update No. 2019-12, to ASC 740, “Income Taxes.”  The update amends existing guidance with the intention of simplifying the accounting for income taxes. Specifically, the update removes some exceptions in existing guidance around intraperiod tax allocations, recognition of deferred tax liabilities for certain changes in investments in foreign subsidiaries and to the general methodology for calculating taxes on interim periods when year to date losses exceed the anticipated loss for the year. Additionally, the update clarifies and provides more guidance with respect to the classification of franchise or similar taxes, requirements to evaluate when a step up in the tax basis of goodwill should be considered, eliminates the requirement that a consolidated entity allocate a portion of current and deferred tax expense to a legal entity that is not subject to tax, requires that an entity reflect the effect of changes in tax laws and tax rates in the effective tax rate computed in the interim period that includes the enactment date and makes minor changes for taxes related to employee stock ownership plans and investments in qualified affordable housing projects accounted for using the equity method.  The update is effective for fiscal years beginning after December 15, 2020. The adoption of the update did not have a significant impact on our consolidated financial statements.

In March 2022, the FASB issued Accounting Standards Update No. 2022-02, Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”).  ASU 2022-02 eliminates the accounting guidance for troubled debt restructurings in existing guidance and enhances disclosure requirements for certain loan refinancings and restructurings when a borrower is experiencing financial difficulty.  Additionally, ASU 2022-02 requires entities to disclose current period gross write-offs by year of origination for financing receivables and net investments in leases. We adopted the provisions of ASU 2022-02 on January 1, 2023 and it did not have a significant impact on our consolidated financial statements.

In March 2023, the FASB issued Accounting Standards Update No. 2023-02, Investments in Equity Method and Joint Ventures (Topic 323): Accounting for Investments in Tax Credit Structures Using the Proportional Amortization Method. ASU 2023-02 modifies existing guidance to allow for use of the proportional amortization method for all tax equity investments, regardless of the tax credit program from which the income tax credits are received if certain conditions are met.   ASU 2023-02 also requires specific disclosures of all investments that generate income tax credits and other income tax benefits from a tax credit program for which an entity has elected to apply the proportional amortization method in annual and interim periods.  The provisions of ASU 2023-02 are effective for fiscal years beginning after December 15, 2023 and we do not anticipate that the adoption of ASU 2023-02 will have a significant impact on our consolidated financial statements.

In October 2023, the FASB issued Accounting Standards Update No. 2023-06, Disclosure Improvements:  Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.  ASU 2023-06 modifies the disclosure and presentation requirements of various topics to align  disclosures with SEC Release No. 33-10532, Disclosure Update and Simplification, which was issued in August 2018.  ASU 2023-06 also provides clarifications or technical corrections of certain current  disclosure requirements.  The provisions of ASU 2023-06 are effective on the date in which the SEC removal of the related disclosure from Regulation S-X or Regulation S-K, with early adoption prohibited.  The adoption of ASU 2023-06 is not expected to have a significant impact on our consolidated financial statements.

In November 2023, the FASB issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.  ASU 2023-07 expands segment disclosure requirements for public entities, primarily through enhanced disclosures about significant segment expenses and other segment items on an annual and interim basis.  ASU 2023-07 also requires full segment disclosures, currently only required in annual periods, to be included in interim periods as well.  ASU 2023-078 is effective for fiscal years beginning after December 15, 2024.  The adoption of ASU 2023-07 is not expected to have a significant impact on our consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, an Amendment.  ASU 2023-09 is intended to enhance transparency and decisions usefulness of income tax disclosures.  ASU 2023-09 requires that public entities disclose specific categories in the annual rate reconciliation and provides additional guidance for reconciling items that meet a quantitative threshold.  Explanation of individual reconciling items is also required.  ASU 2023-09 also requires certain disclosures regarding income taxes paid, including disaggregation of taxes paid (net of refunds) by federal, state and foreign taxes, including disaggregation by individual jurisdictions in which taxes paid (net of refunds), exceed a quantitative threshold.  The provisions of ASU 2023-09 are effective for annual periods beginning after December 15, 2024.  The adoption of ASU 2023-09 is not expected to have a significant impact on our consolidated financial statements.